Related Party Transactions and Balances (Details) - Schedule of Related Party Balances - CAD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule of Related Party Balances [Abstract]
Amounts due to Directors and Officers of the Company	$ 171,294	$ 322,176
Amounts due to companies controlled by directors and officers	83,575	62,700
Total	$ 254,869	$ 384,876